S000074043 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	401 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.91%	11.33%	10.53%	9.94%	[2]
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	13.59%	14.59%	10.90%	[2]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		18.80%	12.14%	10.97%	8.20%	[2]
Performance Inception Date					Jul. 17, 1992
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.54%	9.12%	8.35%	6.21%	[2]
Performance Inception Date					Jul. 17, 1992
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.06%	9.11%	8.27%	6.17%	[2]
Performance Inception Date					Jul. 17, 1992

[1]	Index returns shown are net of withholding taxes.
[2]	The Institutional Shares of the predecessor fund commenced operations on July 17, 1992.